Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	May 31, 2018
Registrant Name	ETF Series Solutions
Central Index Key	0001540305
Amendment Flag	false
Document Creation Date	Sep. 28, 2018
Document Effective Date	Sep. 30, 2018
Prospectus Date	Sep. 30, 2018
ClearShares OCIO ETF | ClearShares OCIO ETF
Prospectus:
Trading Symbol	OCIO